CONSOLIDATED STATEMENTS OF OPERATIONS (USD $)	3 Months Ended		9 Months Ended			11 Months Ended	12 Months Ended		16 Months Ended	25 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013	Dec. 31, 2012	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012	Sep. 30, 2013
Operating expenses:
Compensation and related taxes	$ 1,615,926	$ 2,433,209	$ 4,689,581		$ 17,244,155		$ 19,726,749	$ 1,425,451	$ 20,808,828	$ 25,498,409
Exploration cost	1,078,139	1,782,820	1,793,214		4,842,781		5,221,001	2,298,090	7,021,023	8,814,237
Consulting fees	477,311	416,956	1,259,924		2,021,529		2,334,297	6,475,520	7,905,476	9,165,400
General and administrative expenses	745,235	800,361	2,811,265		3,107,036		4,172,283	2,037,692	5,604,753	8,416,018
Total operating expenses	3,916,611	5,433,346	10,553,984		27,215,501		31,454,330	12,236,753	41,340,080	51,894,064
Operating loss from continuing operations	(3,916,611)	(5,433,346)	(10,553,984)		(27,215,501)		(31,454,330)	(12,236,753)	(41,340,080)	(51,894,064)
OTHER INCOME (EXPENSES):
Other income					80,000		80,000		80,000	80,000
Gain from sale of uranium assets pursuant to an option agreement					930,000		930,000		930,000	930,000
Gain from sale of subsidiaries					2,500,000		2,500,000		2,500,000	2,500,000
Loss from extinguishment of debts					(4,769,776)		(4,769,776)		(4,769,776)	(4,769,776)
Change in fair value of derivative liability					(1,454,889)		(1,454,889)	6,902,806	5,447,917	5,447,917
Gain (loss) from disposal of assets		3,199			(18,729)		(18,729)	(174,030)	(192,759)	(192,759)
Warrant settlement expense			(45,484)		(4,883,196)		4,883,196	(4,799,000)	9,682,196	(9,727,680)
Realized gain - trading securities					19,702		19,702		19,702	19,702
Realized gain - available for sale securities - (see Note 4)		415,000	1,656,333		755,600	1,490,600	1,490,600		1,490,600	3,146,933
Share of loss of equity method investee					(83,333)		(83,333)		(83,333)	(83,333)
Interest expense and other finance costs, net of interest income	(4,963)	(63,762)	(22,665)		(11,402,536)		11,408,798	5,964,380	15,924,274	(15,946,939)
Total other income (expenses) - net	(4,963)	354,437	1,588,184		(18,327,157)		(17,598,419)	(9,232,810)	(20,184,119)	(18,595,935)
Loss from continuing operations before provision for income taxes	(3,921,574)	(5,078,909)	(8,965,800)		(45,542,658)		(49,052,749)	(21,469,563)	(61,524,199)	(70,489,999)
Loss from continuing operations	(3,921,574)	(5,078,909)	(8,965,800)		(45,542,658)		(49,052,749)	(21,469,563)	(61,524,199)	(70,489,999)
Discontinued operations:
(Loss) gain from discontinued operations, net of tax					(50,298)		(50,298)	(3,088,373)	802,367	802,367
Net loss	(3,921,574)	(5,078,909)	(8,965,800)		(45,592,956)		(49,103,047)	(24,557,936)	(60,721,832)	(69,687,632)
Less: Net loss attributable to non-controlling interest					(1,164)		(1,164)	1,164	(172,517)	(172,517)
Net loss attributable to Pershing Gold Corporation	(3,921,574)	(5,078,909)	(8,965,800)		(45,594,120)		(49,104,211)	(24,556,772)	(60,894,349)	(69,860,149)
Preferred deemed dividend	(4,101,659)		(4,101,659)		(2,702,777)		(2,702,777)	(3,284,396)	(5,987,173)	(10,088,832)
Preferred stock dividend				79,278	(21,150)		(21,150)		(21,150)	(21,150)
Net loss available to common stockholders	$ (8,023,233)	$ (5,078,909)	$ (13,067,459)		$ (48,318,047)		$ (51,828,138)	$ (27,841,168)	$ (66,902,672)	$ (79,970,131)
Loss per common share, basic and diluted:
Loss from continuing operations (in dollars per share)	$ (0.03)	$ (0.02)	$ (0.05)		$ (0.23)		$ (0.22)	$ (0.31)	$ (0.25)	$ (0.36)
Loss from discontinued operations (in dollars per share)	$ 0.00	$ 0.00	$ 0.00		$ 0.00		$ 0.00	$ (0.04)	$ 0.00	$ 0.00
Earnings per share basic and diluted (in dollars per share)	$ (0.03)	$ (0.02)	$ (0.05)		$ (0.23)		$ (0.22)	$ (0.35)	$ (0.25)	$ (0.36)
WEIGHTED AVERAGE COMMON SHARES OUTSTANDING - Basic and Diluted (in shares)	273,292,023	256,619,449	272,236,712		206,120,460		219,530,283	70,372,421	242,840,594	224,003,492